Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net revenues	$ 16,128	$ 12,761	$ 10,219
Cost of sales	(8,493)	(7,435)	(6,430)
Gross profit	7,635	5,326	3,789
Selling, general and administrative	(1,454)	(1,323)	(1,109)
Research and development	(1,901)	(1,723)	(1,548)
Other income and expenses, net	159	141	202
Impairment, restructuring charges and other related closure costs		(2)	(11)
Operating income	4,439	2,419	1,323
Interest income (expense), net	58	(29)	(20)
Other components of pension benefit costs	(11)	(10)	(12)
Income (loss) on equity-method investments			2
Loss on financial instruments, net		(43)	(26)
Income before income taxes and noncontrolling interest	4,486	2,337	1,267
Income tax expense	(520)	(331)	(159)
Net income	3,966	2,006	1,108
Net income attributable to noncontrolling interest	(6)	(6)	(2)
Net income attributable to parent company stockholders	$ 3,960	$ 2,000	$ 1,106
Earnings per share (Basic) attributable to parent company stockholders	$ 4.37	$ 2.21	$ 1.24
Earnings per share (Diluted) attributable to parent company stockholders	$ 4.19	$ 2.16	$ 1.20
Net Sales [Member]
Net revenues	$ 16,083	$ 12,729	$ 10,181
Other Revenues [Member]
Net revenues	$ 45	$ 32	$ 38